Performance Management	Nov. 25, 2025
Astor Dynamic Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table set out below help show the returns and risks of investing in the Fund. The bar chart shows the annual returns of the Fund’s Class I shares for each full calendar year for the past ten years. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based marker index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.astorimfunds.com or by calling (877) 738-0333.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table set out below help show the returns and risks of investing in the Fund. The bar chart shows the annual returns of the Fund’s Class I shares for each full calendar year for the past ten years.
Bar Chart [Heading]	Class I Annual Total Return (Years ended December 31)
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter	3/31/19	11.15%
Worst Quarter	12/31/18	(13.21)%
The Fund’s year-to-date return for Class I Shares as of September 30, 2025 was 7.88%.
Year to Date Return, Label [Optional Text]	The Fund’s year-to-date return for Class I Shares
Bar Chart, Year to Date Return	7.88%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	11.15%
Highest Quarterly Return, Date	Mar. 31, 2019
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(13.21%)
Lowest Quarterly Return, Date	Dec. 31, 2018
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	One Year	Five Years	Ten Years
Class I Return before taxes*	10.67%	4.69%	5.34%
Return after taxes on distributions	6.56%	2.55%	3.88%
Return after taxes on distributions and sale of Fund shares	6.95%	2.88%	3.78%
Class A Return before taxes**	5.18%	3.43%	4.58%
Class C Return before taxes***	9.57%	3.64%	4.30%
S&P 500® Total Return Index(1)	25.02%	14.53%	13.10%
S&P 500/40% Bloomberg U.S. Aggregate Bond Index(2)	15.04%	8.67%	9.37%

*	Class I shares commence operations on October 19, 2009.

**	Class A shares commenced operations on November 30, 2011.

***	Class C shares commenced operations on March 12, 2010.

(1)	The S&P 500® Total Return Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund’s returns, however, they do not reflect any fees or expenses. Investors cannot directly invest in an index.

(2)	S&P 500/40% Bloomberg U.S. Aggregate Bond Index is a custom benchmark consisting of the summed returns of 60% of the S&P 500 Total Return Index and 40% of the Bloomberg U.S. Aggregate Bond Index on a monthly basis. Index returns are calculated with dividends reinvested. This custom benchmark is often used for comparison purposes as it represents a “balanced” portfolio of equities and fixed income.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only Class I shares, and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Unlike the Fund’s returns, however, they do not reflect any fees or expenses. Investors cannot directly invest in an index.
Performance Table Closing [Text Block]

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class I shares, and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.astorimfunds.com
Performance Availability Phone [Text]	(877) 738-0333
Astor Sector Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s Class A, Class C, and Class I shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.astorimfunds.com or by calling (877) 738-0333.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund’s inception.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect sales loads and would be lower if they did
Bar Chart [Heading]	Class A Performance Bar Chart For Calendar Years Ended December 31 (Returns do not reflect sales loads and would be lower if they did)
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	12/31/20	13.87%
Worst Quarter:	12/31/18	(16.20)%
The Fund’s year-to-date return for Class A shares as of September 30, 2025 was 5.49%.
Year to Date Return, Label [Optional Text]	The Fund’s year-to-date return for Class A shares
Bar Chart, Year to Date Return	5.49%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	13.87%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(16.20%)
Lowest Quarterly Return, Date	Dec. 31, 2018
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	One Year	Five Years	Ten Years
Class A shares Return before taxes*	10.14%	6.95%	5.97%
Class A shares Return after taxes on distributions	8.15%	4.69%	4.19%
Class A shares Return after taxes on distributions and sale of Fund shares	6.17%	4.67%	4.19%
Class C shares Return before taxes*	14.84%	7.19%	5.69%
Class I shares Return before taxes** ***	16.02%	8.28%	6.75%
S&P 500 Total Return Index(1) (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	13.10%

*	Class A and Class C shares commenced operations on November 30, 2011.

**	Class I shares commenced operations on January 6, 2014.

***	Class I returns reflect life of the fund.

(1)	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Index returns assume reinvestment of dividends. Unlike the Fund’s returns, the S&P 500® Index does not reflect any fees or expenses. You cannot invest directly in an index and unmanaged index.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are only shown for Class A shares and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are only shown for Class A shares and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.astorimfunds.com
Performance Availability Phone [Text]	(877) 738-0333